Development Of Allowance For Credit Losses For Off Balance Sheet Positions (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	[1]	Jun. 30, 2023	[2]
Total Stages [Member]
Development Of Allowance For Credit Losses For Off Balance Sheet Positions [Line Item]
Balance, beginning of the year	€ 393		€ 551
Movements Including New Business	(28)		(58)
Transfers Due To Changes In Credit Worthiness	0	[3]	0	[4]
Changes In Models	0		0
Foreign Exchange And Other Changes	4		(1)
Balance, end of reporting period	368		492
Of Which: Financial Guarantees	198		333
Provision For Credit Losses Excluding Country Risk	(28)	[5]	(58)	[6]
Stage 1
Development Of Allowance For Credit Losses For Off Balance Sheet Positions [Line Item]
Balance, beginning of the year	117		144
Movements Including New Business	(10)		(17)
Transfers Due To Changes In Credit Worthiness	10	[3]	7	[4]
Changes In Models	0		0
Foreign Exchange And Other Changes	2		0
Balance, end of reporting period	118		134
Of Which: Financial Guarantees	71		91
Provision For Credit Losses Excluding Country Risk	0	[5]	(10)	[6]
Stage 2
Development Of Allowance For Credit Losses For Off Balance Sheet Positions [Line Item]
Balance, beginning of the year	88		97
Movements Including New Business	4		12
Transfers Due To Changes In Credit Worthiness	(9)	[3]	(8)	[4]
Changes In Models	0		0
Foreign Exchange And Other Changes	(1)		(2)
Balance, end of reporting period	83		98
Of Which: Financial Guarantees	32		54
Provision For Credit Losses Excluding Country Risk	(5)	[5]	3	[6]
Stage 3
Development Of Allowance For Credit Losses For Off Balance Sheet Positions [Line Item]
Balance, beginning of the year	187		310
Movements Including New Business	(22)		(53)
Transfers Due To Changes In Credit Worthiness	(1)	[3]	1	[4]
Changes In Models	0		0
Foreign Exchange And Other Changes	3		1
Balance, end of reporting period	167		260
Of Which: Financial Guarantees	95		188
Provision For Credit Losses Excluding Country Risk	(23)	[5]	(52)	[6]
Stage 3 POCI
Development Of Allowance For Credit Losses For Off Balance Sheet Positions [Line Item]
Balance, beginning of the year	0		0
Movements Including New Business	0		0
Changes In Models	0		0
Foreign Exchange And Other Changes	0		0
Balance, end of reporting period	0		0
Of Which: Financial Guarantees	0		0
Provision For Credit Losses Excluding Country Risk	€ 0	[5]	€ 0	[6]

[1]	Allowance for credit losses does not include allowance for country risk amounting to € 7 million as of June 30, 2024
[2]	Allowance for credit losses does not include allowance for country risk amounting to € 7 million as of June 30, 2023
[3]	Transfers due to changes in creditworthiness” shows the credit loss allowance movements due to stage transfer prior to expected credit loss remeasurement
[4]	Transfers due to changes in creditworthiness” shows the credit loss allowance movements due to stage transfer prior to expected credit loss remeasurement
[5]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[6]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models